METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
                   (FORMERLY, THE TRAVELERS INSURANCE COMPANY)

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                                GOLD TRACK SELECT

                       SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                  PROSPECTUS DATED MAY 1, 2006, AS SUPPLEMENTED

THIS SUPPLEMENTS THE INFORMATION CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT LISTED ABOVE. THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND KEPT TOGETHER WITH THE PROSPECTUS FOR FUTURE REFERENCE.

1.  VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Fund in the box below was substituted for the corresponding Prior Fund as a Variable Funding Option under the Contracts.

For existing Contract Owners the substitution had no effect on the Contract Value allocated to the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners had on file for the Prior Fund for the allocation of Contract Value have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.

----------------------------------------------------------------------------------------------------------
                       PRIOR FUND                                   REPLACEMENT FUND
----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio           Third Avenue Small Cap Value Portfolio - Class B
----------------------------------------------------------------------------------------------------------

The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                              DISTRIBUTION                TOTAL     CONTRACTUAL FEE   NET TOTAL
                                                 AND/OR                   ANNUAL        WAIVER          ANNUAL
                                  MANAGEMENT SERVICE (12b-1)   OTHER     OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                     FEE          FEES        EXPENSES   EXPENSES    REIMBURSEMENT     EXPENSES
-------------------------------  ----------- --------------- --------- ------------ --------------- --------------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value
     Portfolio --
     Class B*.................      0.75%         0.25%         0.05%      1.05%            --           1.05%

The following information is added to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectus and replaces such information for the corresponding Prior Fund:

              FUNDING                                INVESTMENT                            INVESTMENT
              OPTION                                 OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------   -------------------------------------   ---------------------------------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value         Long-term capital appreciation.         Met Investors Advisory LLC
     Portfolio -- Class B                                                       Subadviser: Third Avenue
                                                                                Management LLC

2.  MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

3. The following information is added to the table that appears under "UNDERLYING FUND NAME CHANGES" in Appendix C:

            FORMER NAME                            NEW NAME
-------------------------------------- -----------------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio       BlackRock Large-Cap Core Portfolio

Federated High Yield Portfolio         BlackRock High Yield Portfolio

VAN KAMPEN LIFE                        VAN KAMPEN LIFE
  INVESTMENT TRUST                       INVESTMENT TRUST

Van Kampen Life Investment             Van Kampen Life Investment
  Trust Emerging Growth                  Trust Strategic Growth
    Portfolio+                             Portfolio+

4. The following information is added at the end of the table that appears under "UNDERLYING FUND SUBSTITUTIONS" in Appendix C:

         FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
--------------------------------------- ---------------------------------------
LAZARD RETIREMENT SERIES, INC.          MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap Portfolio  Third Avenue Small Cap Value Portfolio-
                                           Class B








Book 16                                                          November, 2006